Financial Information by Business Segment - Schedule of Segment Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Segment assets:
Total assets	$ 5,314,566	[1]	$ 5,147,576	[1],[2]	$ 3,075,840	[2]	$ 2,833,358
Operating Segments
Segment assets:
Total assets	4,609,315		4,507,992		2,706,344		2,263,285
Operating Segments | Gathering
Segment assets:
Total assets	3,114,876		3,020,491		1,292,713		1,079,644
Operating Segments | Transmission
Segment assets:
Total assets	1,494,439		1,487,501		1,413,631		1,183,641
Headquarters, including cash
Segment assets:
Total assets	$ 705,251		$ 639,584		$ 369,496		$ 570,073

[1]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[2]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.